Commitments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Commitments

36.	Commitments

The main commitments related to long-term contracts not yet incurred, and therefore not recognized in these financial statements, are as follows:

Consolidated	12.31.2023	12.31.2022
Energy purchase and transportation contracts	102,523,854	108,768,267
Acquisition of assets for electricity distribution	1,741,146	1,187,336